Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash	$ 212,385	$ 125,846
Other current assets	136,779	35,344
Inventory	24,978
Total current assets	374,142	161,190
Right-of-use asset	258,754
Security deposits	69,542
Fixed assets, net	713,932	356,439
Total Assets	1,416,370	517,629
Current liabilities:
Accounts payable	175,129	121,194
Accrued expenses	99,107	34,425
Current portion of lease liability	38,561
Convertible note payable	300,000	300,000
Advances from shareholders	307,141	514,141
Notes payable	200,000	200,000
Total current liabilities	1,119,938	1,169,760
Long-term lease liability	222,358
Total Liabilities	1,342,296	1,169,760
Stockholders' Equity (Deficit):
Common stock, $0.001 par value, 75,000,000 shares authorized; 39,922,899 and 34,291,905 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	39,923	34,292
Additional paid-in capital	4,503,966	1,278,352
Subscriptions receivable, consisting of 6,012,500 shares at December 31, 2018		(602)
Accumulated other comprehensive loss	138,911	(4,090)
Accumulated (deficit)	(4,608,726)	(1,959,982)
Total Stockholders' Equity	74,074	(652,030)
Noncontrolling Interest		(101)
Total Stockholders' Equity (Deficit)	74,074	(652,131)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,416,370	$ 517,629